RELATED PARTIES	12 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
(a)    Subsidiaries

		Equity Interest
	Country of	2026	2025	2024
	Incorporation	%	%	%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	100
(b)    Ultimate Parent
IperionX Limited is the ultimate parent of the Group.
(c)    Key Management Personnel
The aggregate compensation made to KMP of the Group is set out below:

	2026	2025	2024
	US$	US$	US$
Short-term employee benefits	4,296,651	4,012,976	3,100,958
Post-employment benefits	54,012	62,632	68,300
Share-based payments	6,661,094	5,496,070	2,749,346
Total compensation	11,011,757	9,571,678	5,918,604
No loans were provided to or received from KMP during the year ended June 30, 2026 (2025: nil) (2024: nil).
Mr. Gregory Swan, former Company Secretary, provided services through a services agreement with the Apollo Group. During the 2024 fiscal year, Apollo Group was paid $270,763 (A$413,000) for the provision of serviced office facilities and administrative, accounting and company secretarial services to the Group.
(d)    Other transactions with Related Parties
Performance Industries, Inc., a company associated with Mr. Scott Sparks, COO of the Company, was paid $70,660 during the fiscal year 2026 (2025: nil) (2024: $53,138) for the provision of engineering and construction services to the Group. The Company considers that the services provided by Performance Industries, Inc. were provided on an arm’s length or better basis.
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.